As filed with the Securities and Exchange Commission on October 17, 2014

1933 Act Registration No. 333-139186

1940 Act Registration No. 811-21987

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 25	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 26	☒

ALPS VARIABLE INVESTMENT TRUST

(Exact Name of Registrant as Specified in Charter)

1290 BROADWAY, SUITE 1100

DENVER, COLORADO 80203

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, Including Area Code: (303) 623-2577

DAVID T. BUHLER, SECRETARY

ALPS VARIABLE INVESTMENT TRUST

1290 BROADWAY, SUITE 1100

DENVER, COLORADO 80203

(Name and Address of Agent for Service)

Copy to:

PETER H. SCHWARTZ, ESQ.

DAVIS GRAHAM & STUBBS LLP

1550 SEVENTEENTH STREET, SUITE 500

DENVER, COLORADO 80202

303-892-9400

Approximate date of proposed public offering: As soon as practicable after the effective date of the Registration Statement.

It is proposed this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 25 under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver and State of Colorado on the 17th day of October, 2014.

ALPS VARIABLE INVESTMENT TRUST

By:	/s/ Thomas A. Carter
Thomas A. Carter
President & Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date

/s/ Thomas A. Carter	Trustee, Chairman, President & Chief Executive Officer	October 17, 2014
Thomas A. Carter

/s/ Patrick D. Buchanan	Chief Financial Officer & Treasurer	October 17, 2014
Patrick D. Buchanan

*	Trustee	October 17, 2014
Mary K. Anstine

*	Trustee	October 17, 2014
Jeremy W. Deems

*	Trustee	October 17, 2014
David M. Swanson

*	Trustee	October 17, 2014
Scott Wentsel

*By:	/s/ David T. Buhler
David T. Buhler
Attorney-in-fact

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase